Geographical information (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Current assets	$ 17,713,412	$ 20,700,128
Minco Silver Corp [Member]
Disclosure of geographical areas [line items]
Current assets	48,302,748	52,512,752
Non-current assets	61,307,251	59,437,191
Minco Silver Corp [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Current assets	16,519,308	20,946,132
Non-current assets	4,964	8,588
Minco Silver Corp [Member] | China [Member]
Disclosure of geographical areas [line items]
Current assets	31,783,440	31,566,620
Non-current assets	$ 61,302,287	$ 59,428,603